Significant Accounting Policies - Additional Information (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2019 GBP (£) Segment	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	£ 51,962	£ 76,972	£ 86,703	£ 19,990
Accrued clinical trial expenses	1,700	1,500
Accrued contracted manufacturing expense	£ 200	£ 200
Number of operating segment | Segment	1
Cash at banks maturity period	Less than three months
Right of Use Assets
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Depreciation method	Straight-line
Maximum
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Income tax credit, cash rebate percentage	33.35%
Maximum | Right of Use Assets
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Depreciation rate	5 years
Bottom Of Range [Member] | Right of Use Assets
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Depreciation rate	2 years
Patents
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Amortization rate	20 years